Income taxes	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes

12.	Income taxes

A reconciliation of the effective tax rate to the statutory rate is shown below:

	June 30, 2025	June 30, 2024

Loss before taxes	$(349,227)	$(9,521,488)

Expected income tax credit at statutory rate of 25% (2024: 25%)	$(87,307)	$(2,380,372)
Increase (decrease) in income taxes resulting from:
Change in fair value of warrants	(506,236)
Loss on extinguishment of warrants	71,337
Valuation allowance for deferred tax asset	388,969	-
IPO related expenses	150,000	12,622
Provision for bad debt	-	144,816
Realized gain in investments	(12,669)	-
Unrealized loss on investments	-	88,695
Debt discount	-	277,022
Non-taxable other income	(53,171)	(30,472)
-Non-tax deductible personnel expenses	42,578	29,544
Non-tax deductible consulting fees	154,777	1,367,032
Non-tax deductible general and administrative expenses	201,924	308,512
Other items, net	(16,705)	(26,742)
Income tax expense (credit)	$333,497	$(209,343)

The tax effects temporary differences that gave rise to the deferred tax assets and liabilities are as follows:

	June 30, 2025	June 30, 2024
Deferred tax assets:
Accrued employee benefits	$41,582	$37,199
Unrealized foreign exchange (gain) loss	(1,264)	10,294
Depreciation	(5,031)	(6,783)
Operating right of use assets and lease liabilities	5,692	5,639
Accumulated tax loss	347,990	238,989
Provision for bad debt	-	56,784
Valuation allowance for deferred tax asset	(388,969)	-
Net deferred tax asset	$-	$342,122

As of June 30, 2025 and 2024, the Company had no provision for uncertain tax positions and no provisions for penalties or interest. In addition, the Company does not believe that there are any uncertain tax benefits that could be recognized in the near future that would impact the Company’s effective tax rate.